SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
May 31, 2026
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

21. SUPPLEMENTAL CASH FLOW INFORMATION

For the years ended May 31, 2026 and 2025, the net change in non-cash working capital balances consists of the following:

	May 31, 2026 $	May 31, 2025 $
Other receivables	51,048	23,853
Deposits and prepaid expenses	360,523	(820,478)
Trade payables and other current liabilities	277,411	(33,513)
Project contributions payable	464	464
Net change in non-cash working capital balances	689,446	(829,674)